UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    747 Third Avenue, 33rd Floor
            New York, New York  10017

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 821-1473


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $201,658
                                         (thousands)


List of Other Included Managers:   None

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                               TITLE                 VALUE      SHRS OR     SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP      (X$1000)    PRN AMT     PRN CALL   DISCRETION  MGRS    SOLE       SHARED  NONE
--------------                 --------  -----      --------    -------     --- ----   ----------  ----    ----       ------  ----
ABERCROMBIE & FITCH CO          CL A     002896207   3,133,000      41,400  SH         SOLE        NONE        41,400
ABERCROMBIE & FITCH CO          CL A     002896207     182,000       2,400  SH         SOLE        NONE                        2,400
ACCREDITED HOM LENDRS HLDG       COM     00437P107   1,373,000     148,100  SH         SOLE        NONE       148,100
ACCREDITED HOM LENDRS HLDG       COM     00437P107   1,603,000       1,400  SH  PUT    SOLE        NONE         1,400
ALEXANDRIA REAL ESTATE EQ IN     COM     015271109  12,000,000     119,560  SH         SOLE        NONE       119,560
ASSOCIATED ESTATES RLTY CORP     COM     045604105   1,360,000      96,500  SH         SOLE        NONE        96,500
AVALONBAY CMNTYS INC             COM     053484101   4,163,000      32,020  SH         SOLE        NONE        32,020
CBRL GROUP INC                  NOTE     12489VAB2   5,513,000  10,810,000  PR         SOLE        NONE    10,810,000
COUNTRYWIDE FINANCIAL CORP       COM     222372104   4,710,000     140,000  SH         SOLE        NONE       140,000
D R HORTON INC                   COM     23331A109  22,249,000   1,011,300  SH         SOLE        NONE     1,011,300
FIDELITY NATIONAL FINANCIAL     CL A     31620R105   4,000,000     166,584  SH         SOLE        NONE       166,584
FIRST POTOMAC RLTY TR            COM     33610F109   3,728,000     130,500  SH         SOLE        NONE       130,500
GOOGLE INC                      CL A     38259P508   4,279,000       9,340  SH         SOLE        NONE         9,340
HEALTH CARE PPTY INVS INC        COM     421915109   3,045,000      84,505  SH         SOLE        NONE        84,505
KB HOME                          COM     48666K109  12,487,000     292,640  SH         SOLE        NONE       292,640
LENNAR CORP                     CL B     526057302  12,403,000     314,550  SH         SOLE        NONE       314,550
MDC HLDGS INC                    COM     552676108   7,211,000     150,000  SH         SOLE        NONE       150,000
MILLS CORP                       COM     601148109       3,000       1,055  SH  PUT    SOLE        NONE         1,055
MOBILE MINI INC                  COM     60740F105   9,625,000     359,414  SH         SOLE        NONE       359,414
MOBILE MINI INC                  COM     60740F105     482,000      18,000  SH         SOLE        NONE        18,000
NATIONAL HEALTH REALTY INC       COM     635905102   1,699,000      72,300  SH         SOLE        NONE        72,300
NEWCASTLE INVT CORP              COM     65105M108   3,328,000     120,000  SH         SOLE        NONE       120,000
NOVASTAR FINL INC                COM     669947400     476,000         232  SH  PUT    SOLE        NONE           232
NOVASTAR FINL INC                COM     669947400     640,000         250  SH  PUT    SOLE        NONE           250
NOVASTAR FINL INC                COM     669947400     668,000         428  SH  PUT    SOLE        NONE           428
ORIGEN FINL INC                  COM     68619E208   2,827,000     406,140  SH         SOLE        NONE       406,140
PHH CORP                       COM NEW   693320202   4,880,000     159,700  SH         SOLE        NONE       159,700
PULTE HOMES INC                  COM     745867101   4,846,000     183,145  SH         SOLE        NONE       183,145
STAPLES INC                      COM     855030102   5,796,000     224,300  SH         SOLE        NONE       224,300
STAPLES INC                      COM     855030102     336,000      13,000  SH         SOLE        NONE                       13,000
SUNRISE SENIOR LIVING INC        COM     86768K106  13,745,000     347,800  SH         SOLE        NONE       347,800
SUNRISE SENIOR LIVING INC        COM     86768K106     530,000      13,400  SH         SOLE        NONE                       13,400
TD AMERITRADE                    COM     87236Y108   3,538,000     237,800  SH         SOLE        NONE       237,800
TAUBMAN CTRS INC                 COM     876664103   3,769,000      65,000  SH         SOLE        NONE        65,000
TOLL BROTHERS INC                COM     889478103  21,129,000     771,700  SH         SOLE        NONE       771,700
YAHOO INC                        COM     984332106  11,465,000     366,400  SH         SOLE        NONE       366,400
ACE LTD                          ORD     G0070K103   2,859,000      50,100  SH         SOLE        NONE        50,100
EVEREST RE GROUP LTD             COM     G3223R108   5,395,000      56,100  SH         SOLE        NONE        56,100
EVEREST RE GROUP LTD             COM     G3223R108     183,000       1,900  SH         SOLE        NONE                        1,900



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